Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event

26. Subsequent Event

On February 5, 2013, the Company signed amendment No. 4 to its senior secured credit facility, which will be effective March 1, 2013. The amendment, among other things, lowered the floor on the term loan from 1.50% to 1.25%, lowered the margin on the term loan from 4.00% to 3.00%, extended the term loan maturity date one year to February 2019, delayed the first required excess cash payments until 2014, and relaxed certain covenant requirements.